Income Tax (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax (Textual)
Income tax statutory rate	25.00%
Income tax
HONG KONG
Income Tax (Textual)
Profit tax rate, description	Under the two-tiered profit tax rate regime, the first HK$2 million of profit qualifying corporations will be taxed at 8.25%, and profit above HK$2 million will taxed at 16.5%.